DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) MMBTU	Dec. 31, 2018 USD ($) MMBTU
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ 19	$ 248
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	500	1,100
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	201	457
Gains in respect of foreign currency contracts entered into for hedging purposes	(409)	1,300
Nominal amount of derivative positions	$ 37,334	$ 33,298
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	78,364,000	63,076,000
Interest Rate Swaptions
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 0	$ 5,300
Interest rate swap and forward starting swap contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	25,000	13,900
Credit Default Swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	39	56
Payments to be received in the event of a predetermined credit event	0	56
Payments required to be made of notional amount		0
Interest Rate Cap Contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 26,600	$ 19,300